Capital Structure	12 Months Ended
Dec. 31, 2025
Capital Structure [Abstract]
Capital Structure
12.	Capital Structure:

(a)	Preferred Stock

The Company is authorized to issue up to 100,000,000 registered shares of preferred stock with a par value of $0.0001. The Board of Directors of the Company is expressly granted the authority to issue preferred shares and to establish such series of preferred shares with such designations, preferences and relative participating, rights, qualifications, limitations or restrictions at it determines.

Series A Preferred Shares

Prior to the Spin-Off, United entered into a Shareholders Rights Agreement, or the Rights Agreement, with American Stock Transfer & Trust Company, LLC, as Rights Agent. On December 27, 2023, the Company’s Board of Directors approved an amendment and restatement of the Rights Agreement to make certain technical or ministerial changes. As at December 31, 2025, no Rights were exercised.

Series B Preferred Shares
As at December 31, 2025, the Company had 40,000 Series B Preferred Shares issued and outstanding with par value $0.0001 per share.
(b)	Common Stock

Under the Company’s amended and restated articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 shares of common stock, par value $0.0001 per share. As at December 31, 2025, the Company had 9,083,645 common shares issued and outstanding.

i)	Dividends

On November 10, 2025, the Company declared a dividend of $0.09 per common share for the third quarter of 2025, to all shareholders of record as of December 29, 2025. The dividends amounting to $818 were paid on January 9, 2026 (Note 17) and is included in “Dividends payable” in the accompanying consolidated balance sheet.

On August 5, 2025, the Company declared a quarterly dividend of $0.03 per common share for the second quarter of 2025 to all shareholders of record as of August 18, 2025. The dividend amounted to $276 was paid on October 10, 2025.

On May 20, 2025, the Company declared a dividend of $0.01 per common share for the first quarter of 2025 to all shareholders of record as of June 30, 2025. The dividend amounted to $92 was paid on July 10, 2025.

On March 17, 2025, the Company declared a dividend of $0.01 per common share for the fourth quarter of 2024 to all shareholders of record as of March 27, 2025. The dividend amounted to $88 and was paid on April 10, 2025.

On November 25, 2024, the Company declared a dividend of $0.075 per common share for the third quarter of 2024 to all shareholders of record as of December 27, 2024. The dividend amounted to $663 was paid on January 10, 2025 and was included in “Dividends payable” in the accompanying consolidated balance sheet.

On August 5, 2024, the Company declared a dividend of $0.075 per common share for the second quarter of 2024 to all shareholders of record as of September 27, 2024. The dividend amounted to $664 and was paid on October 10, 2024.

On May 23, 2024, the Company declared a dividend of $0.075 per common share for the first quarter of 2024 to all shareholders of record as of June 25, 2024. The dividend amounted to $676 and was paid on July 10, 2024.

On February 19, 2024, the Company declared a dividend of $0.075 per common share for the fourth quarter of 2023 to all shareholders of record as of March 22, 2024. The dividend amounted to $651 and was paid on April 10, 2024.

On January 10, 2024, the Company paid the previously declared dividend of $0.075 per common share or $652 for the third quarter of 2023 to all shareholders of record as of December 22, 2023.

Total dividends declared in the years ended December 31, 2025 and December 31, 2024 amounted to $1,274 and $2,654, respectively.
ii)	Common stock buybacks

Between August and October 2022, the Company’s Board approved three share repurchase plans of up to $3,000 each. The first two share repurchase plans were completed in 2022. The third plan was initially extended in May 2023 and subsequently extended three additional times and currently remains in effect through December 31, 2026.

During 2025, the Company repurchased 120,622 of its outstanding common shares at an average price of approximately $1.68 per share for a total of $204, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of December 31, 2025.

During 2024, the Company repurchased 185,363 of its outstanding common shares at an average price of approximately $2.52 per share for a total of $469, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of December 31, 2024.

During 2023, the Company repurchased 264,813 of its outstanding common shares at an average price of approximately $2.54 and a total of $673, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of December 31, 2023.

(c)	Warrants

During the year ended December 31, 2025, no shares were issued from Class A warrants’ exercises. As of December 31, 2025, 6,962,770 Class A warrants remained outstanding. The exercise price of the Class A warrants is $2.25 per common share. All warrants are classified in equity, according to the Company’s accounting policy. The warrants contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in the warrant’s agreement.

As of December 31, 2025, the number of common shares that can potentially be issued under the outstanding Class A warrants were 6,962,770.

During the year ended December 31, 2024, no shares were issued from Class A warrants’ exercises.

During the year ended December 31, 2023, 779,200 shares were issued from Class A warrants’ exercises, for proceeds of $1,883. As of December 31, 2023, 6,962,770 Class A warrants remained outstanding. Following the payment of the special dividend of $1.00 per common share on January 10, 2023, the exercise price of the Class A warrants was adjusted at a price of $2.25 per warrant effective on January 11, 2023, pursuant to the antidilution provisions of the warrant agreement.